20 Financial instruments (Details 5) - US - Future exports [member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Designated balance, beginning	$ 5,398,854
Hedge discontinued	(1,086,000)
Realizated discontinued hedge	362,000
Designations	600,000
Designated balance, ending	$ 5,274,854